Earnings per share	3 Months Ended
Jun. 30, 2012
Earnings per share
Earnings per share
Note 13 Earnings per share
in	2Q12	1Q12	2Q11	6M12	6M11

Basic net income attributable to shareholders (CHF million)

Net income attributable to shareholders	788	44	768	832	1,907

Preferred securities dividends	(114)	–	(102)	(114)	(102)

Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805

Available for common shares	615	41	575	659	1,704

Available for unvested share-based payment awards	59	3	91	59	101

Diluted net income attributable to shareholders (CHF million)

Net income attributable to shareholders for basic earnings per share	674	44	666	718	1,805

Income impact of assumed conversion on contracts that may be settled in shares or cash [1]	(13)	(1)	–	(14)	–

Net income attributable to shareholders for diluted earnings per share	661	43	666	704	1,805

Available for common shares	602	40	575	645	1,704

Available for unvested share-based payment awards	59	3	91	59	101

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,282.2	1,244.2	1,199.3	1,263.2	1,191.8

Dilutive contracts that may be settled in shares or cash [2]	26.4	6.9	–	16.7	–

Dilutive share options and warrants	6.4	4.5	2.9	5.5	2.7

Dilutive share awards	1.7	1.7	5.6	1.7	3.4

Weighted-average shares outstanding for diluted earnings per share available for common shares [3]	1,316.7	1,257.3	1,207.8	1,287.1	1,197.9

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	90.1	81.0	74.6	85.6	73.4

Earnings per share available for common shares (CHF)

Basic earnings per share available for common shares	0.48	0.03	0.48	0.52	1.43

Diluted earnings per share available for common shares	0.46	0.03	0.48	0.50	1.42

1 Reflects changes in the fair value of the PAF2 units which are reflected in the results of the Group until the awards are finally settled. 2 Reflects weighted-average shares outstanding on PAF2 units. 3 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 23.5 million, 28.5 million, 36.4 million, 26.0 million and 40.7 million for 2Q12, 1Q12, 2Q11, 6M12 and 6M11, respectively.